SUBSEQUENT EVENTS	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16: SUBSEQUENT EVENTS

From May 1, 2024 through the date hereof, the Company issued the following shares of common stock:

On May 24, 2024, the Company issued 47,116 shares of common stock to Yonah Kalfa in satisfaction of deferred compensation obligations.

On May 24, 2024, the Company issued 150,000 shares of common stock to its directors as compensation for the service and for their extraordinary contributions to the Company and warrants to purchase 50,000 shares of common stock with an exercise price of $0.02 and a term of 10 years to Mike Ballardie as compensation for his service and for his extraordinary contribution to the Company.

On May 24, 2024, the Company issued 33,500 shares of common stock consisting of 16,750 shares of common stock to each of Juda Honickman and Mark Radom for their extraordinary contributions to the Company.

On June 27, 2024, the Company issued 511,214 shares of common stock upon the exercise of warrants.

On July 8, 2024, the Company issued 110,665 shares of common stock to satisfy DTC’s request for round-up shares as a result of the Company’s recent 1-20 reverse split.

On July 23, 2024, the Company issued 10 shares of common stock to a former shareholder of PlaySight in satisfaction of the Company’s obligation to issue shares of its common stock in exchange for its shares of PlaySight. This issuance was delayed until July 23, 2024 due to administrative issues.

Note 13: SUBSEQUENT EVENTS

On May 28, 2024, the Company filed a registration statement in respect of 1,925,000 shares of its common stock consisting of (a) 349,530 Shares and (b) 1,575,470 shares of Common Stock issuable upon the exercise of the Pre-Funded Warrants and on August 21, 2024 such registration statement became effective.

From August 1, 2024 through the date hereof, the Company issued 3,776,305 shares of common stock, as follows:

On August 7, 2024, the Company issued 835 shares of common stock upon the exercise of warrants by an institutional investor that were received in connection with a convertible note transaction the Company consummated with such investor in August 2021.

On August 16, 2024, the Company issued 3,775,470 shares of common stock upon the exercise of the Pre-Funded Warrants.